Other Assets And Liabilities [Text Block]	12 Months Ended
Mar. 31, 2013
Other Assets And Liabilities [Text Block]

14.    OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2012 and 2013 were as follows:

	2012	2013
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥2,028,601	¥1,217,164
Other	829,548	956,000
Investments in equity method investees	1,130,640	1,273,847
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	—
Prepaid benefit cost (Note 13)	65,590	117,873
Cash collateral paid (Note 8)	1,334,968	1,573,698
Other	1,735,535	1,647,213

Total	¥7,329,838	¥6,785,795

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,897,972	¥1,047,514
Other	1,064,692	1,053,294
Deferred tax liabilities	41,013	127,218
Allowance for off-balance sheet credit instruments	60,481	55,915
Accrued benefit cost (Note 13)	141,904	96,844
Guarantees and indemnifications	48,092	50,433
Cash collateral received (Note 8)	272,806	366,544
Accrued and other liabilities	2,025,671	2,250,927

Total	¥5,552,631	¥5,048,689

Investments in equity method investees include marketable equity securities carried at ¥625,800 million and ¥788,250 million at March 31, 2012 and 2013, respectively. Corresponding aggregated market values were ¥945,983 million and ¥1,203,241 million, respectively. Investments in equity method investees also include investments in MSMS at ¥171,690 million and ¥174,935 million, and in Morgan Stanley at ¥497,363 million and ¥664,031 million at March 31, 2012 and 2013, respectively. As of March 31, 2013, the MUFG Group held approximately 22.04% of Morgan Stanley’s common stock.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other than temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥46,804 million, ¥580,474 million and ¥14,635 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The impairment losses are included in Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income. See Note 2 for further details of the impairment losses recorded on investments in Morgan Stanley for the fiscal year ended March 31, 2012.

Summarized Financial Information of the MUFG Group’s equity method investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 is as follows:

	2012	2013
	(in billions)
Trading assets	¥22,884	¥25,134
Federal funds sold and securities purchased under agreements to resell	11,215	13,206
Securities borrowed	11,639	12,765
Total assets	64,193	75,370
Trading liabilities	10,765	12,459
Securities sold under agreements to repurchase and Securities loaned	8,821	15,012
Long-term borrowings	14,525	15,532
Total liabilities	58,391	68,740
Nonredeemable noncontrolling interests	680	317

	2011	2012	2013
	(in billions)
Net revenues	¥2,561	¥2,517	¥2,271
Total non-interest expenses	2,164	2,084	2,105
Income from continuing operations before income taxes	397	433	166
Net income applicable to Morgan Stanley	335	244	100

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 is as follows:

	2012	2013
	(in billions)
Net loans	¥11,214	¥7,673
Total assets	17,657	12,906
Deposits	6,830	2,729
Total liabilities	13,973	9,455
Noncontrolling interests	140	181

	2011	2012	2013
	(in billions)
Total interest income	¥538	¥475	¥444
Total interest expense	109	98	92
Net interest income	429	377	352
Provision for credit losses	126	51	55
Income (loss) before income tax expense (benefit)	(83)	128	163
Net income (loss)	(118)	75	124